Summary of Significant Accounting Policies (Details) - Schedule of accrued liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities Abstract
Accrued compensation	$ 1,501,736	$ 349,255
Accrued professional fees	794,021
Accrued insurance	590,936	61,752
Accrued interest		703,544
Advance customer payments		373,791
Other accrued expenses	256,284	88,091
Total accrued expenses	$ 3,142,977	$ 1,576,433